INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current provision:
Federal
State
Deferred benefit:
Federal					(660,421)	(548,876)
State					(119,597)	(93,632)
Total					(780,018)	(642,508)
Change in valuation allowance					780,018	642,508
Total Provision